Forum Funds II
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

August 29, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds II (the "Trust" or "Registrant") File Nos. 333-188521/811-22842 Post-Effective Amendment ("PEA") No. 2

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the "1933 Act"), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 2 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purpose of adding a new series of shares to the Registrant, to be designated as Baywood SKBA ValuePlus Fund (the "Fund"). Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission ("SEC") on the Amendment. As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statement of additional information relating to the Registrant's other existing series of shares.

The Fund was formed for the purpose of acquiring (the "Acquisition") all of the assets of a collective investment trust (the "CIT") excluded from the definition of "investment company" under Section 3(c)(11) of the Investment Company Act of 1940 ("1940 Act"), and then operating under the 1940 Act as a continuation of the CIT. The Fund's investment adviser and portfolio management team will be the same as the CIT's.

To effectuate the Acquisition, the CIT will contribute all of its portfolio holdings in-kind to the Fund in exchange for Fund shares on or after the Amendment's effective date, but prior to the Fund commencement of operations. The CIT will then liquidate and dissolve.

As you will see, the Registrant proposes to present the performance of the CIT in the Fund's prospectus for the period prior to the Fund's inception in reliance on the SEC staff's longstanding position in the MassMutual Institutional Funds No-Action Letter (Sep. 28, 1995), including the performance disclosures referenced in that letter. We note that there is at least one

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
August 29, 2013

other registered investment company that has presented performance of a private fund under comparable factual circumstances - see, e.g., PIMCO EQS Long/Short Fund (ticker symbol: PMHIX), a newly registered mutual fund, launched in March 2012.

If you have any questions or comments regarding this filing, please call me at (207) 347-2075.

Sincerely yours,

/s/ David Faherty

CC: Alison Fuller; John Sullivan

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